Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 198,000
Previously Paid Amount	0.00
Total Fee Amount	27.34
Total Offset Amount	0.00
Net Fee	27.34
Narrative - Max Aggregate Offering Price	$ 198,000
Final Prospectus	true